Note 21 - Disclosures About Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Measured on a Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2019
Investment securities available-for-sale:
U.S. Government sponsored enterprises	$59,579	—	59,579	—
Mortgage-backed securities	267,313	—	267,313	—
Asset-backed securities	27,229	—	27,229	—
State and municipal securities	67,024	—	67,024	—
Total investment securities available-for-sale	421,145	—	421,145	—
Mortgage loans held for sale	18,179	—	18,179	—
Mortgage banking derivatives	328	—	328	—
Bank owned life insurance	31,762	—	—	31,762
Total assets	$471,414	—	439,652	31,762

Mortgage banking derivatives	$23	—	23	—
Total liabilities	$23	—	23	—
	Measured on a Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2018
Investment securities available-for-sale:
U.S. Government sponsored enterprises	$68,467	—	68,467	—
Mortgage-backed securities	147,510	—	147,510	—
Asset-backed securities	21,700	—	21,700	—
State and municipal securities	47,575	—	47,575	—
Total investment securities available-for-sale	285,252	—	285,252	—
Mortgage loans held for sale	7,484	—	7,484	—
Mortgage banking derivatives	335	—	335	—
Bank owned life insurance	30,952	—	—	30,952
Total assets	$324,023	—	293,071	30,952

Mortgage banking derivatives	$88	—	88	—
Total liabilities	$88	—	88	—

Fair Value Measurements, Nonrecurring [Table Text Block]
	Measured on a Non-Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2019
Other real estate owned	$697	—	—	697
Impaired loans, net (¹)	3,916	—	—	3,916
Total	$4,613	—	—	4,613
December 31, 2018
Other real estate owned	$1,357	—	—	1,357
Impaired loans, net (¹)	4,195	—	—	4,195
Total	$5,552	—	—	5,552

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
	Valuation Techniques (2)	Significant Unobservable Inputs	Range (Weighted Average)
Impaired loans	Appraisal	Estimated costs to sell	10%
Other real estate owned	Appraisal	Estimated costs to sell	10%

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	For the Year Ended December 31,
	2019	2018
	Other Assets	Other Assets
Fair value, January 1	$30,952	$29,475
Total realized gains included in income	810	841
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31	—	—
Purchases, issuances and settlements, net	—	636
Transfers out of Level 3	—	—
Fair value, December 31	$31,762	30,952
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$810	841

Fair Value, by Balance Sheet Grouping [Table Text Block]
(in Thousands)	Carrying/Notional Amount	Estimated Fair Value (¹)	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2019
Financial assets:
Cash and cash equivalents	$159,770	159,770	159,770	—	—
Loans, net	2,057,175	2,053,212	—	—	2,053,212
Restricted equity securities	4,680	NA	NA	NA	NA
Accrued interest receivable	5,945	5,945	5	1,647	4,293
Financial liabilities:
Deposits	2,417,605	2,210,038	—	—	2,210,038
Federal Home Loan Bank advances	23,613	23,860	—	—	23,860
Accrued interest payable	3,814	3,814	—	—	3,814

December 31, 2018
Financial assets:
Cash and cash equivalents	$99,191	99,191	99,191	—	—
Loans, net	2,016,005	2,017,272	—	—	2,017,272
Restricted equity securities	3,012	NA	NA	NA	NA
Accrued interest receivable	6,724	6,724	3	1,362	5,359
Financial liabilities:
Deposits	2,235,655	1,974,554	—	—	1,974,554
Accrued interest payable	3,132	3,132	—	—	3,132